Subsequent events	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Subsequent events
Note 2
1
. Subsequent events
On February 18, 2020, Cellectis and Servier announced execution of a binding term sheet to amend the agreement signed between the two companies in 2019.
On March 4, 2020, we and Servier entered into the definitive amendment contemplated by the term sheet, to grant to Servier an exclusive license limited to CD19 target, but extended to all gene-edited allogeneic CAR T-cell products targeting CD19 and gene edited exclusively by Cellectis’ TALEN.
Under the amendment, Cellectis grants to Servier, an exclusive worldwide, royalty bearing license with sublicensing rights under certain conditions, under certain of our patents and know-how to develop, manufacture and commercialize gene-edited allogeneic CAR T-cell products targeting CD19 and gene edited exclusively by Cellectis’ TALEN. Servier, directly or through its sublicensees, will be s
olely
 responsible for the research, development and commercialization of these products.
In addition, Servier confirms it will not pursue the development of five other targets for products using Cellectis technology and consequently Cellectis regains control over them.
Promptly after the date of execution of the amendment, Servier shall make an upfront payment of
25
million Euros. In addition, the Servier License Agreement provides for aggregate additional payments of up to
$
410
 million (
370
million Euros), comprising payments for certain specified development and commercial milestones. We are also eligible to receive flat low double-digit royalties based on annual net sales of commercialized products. We are also entitled to a low double-digit royalty on certain development milestone payments received by Servier under sublicenses.